Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	112,800	6,814,248
Entertainment 1.9%
Activision Blizzard, Inc.	49,500	3,934,260
Electronic Arts, Inc.(a)	26,200	3,347,050
Netflix, Inc.(a)	1,300	637,910
Walt Disney Co. (The)	6,500	962,065
Total		8,881,285
Interactive Media & Services 6.8%
Alphabet, Inc., Class A(a)	10,970	19,245,768
Facebook, Inc., Class A(a)	45,300	12,546,741
Total		31,792,509
Media 0.5%
Charter Communications, Inc., Class A(a)	775	505,292
Comcast Corp., Class A	4,100	205,984
DISH Network Corp., Class A(a)	28,300	1,015,121
Interpublic Group of Companies, Inc. (The)	25,400	565,912
Total		2,292,309
Total Communication Services		49,780,351
Consumer Discretionary 11.1%
Distributors 0.1%
Pool Corp.	1,400	484,554
Diversified Consumer Services 0.5%
H&R Block, Inc.	132,500	2,491,000
Hotels, Restaurants & Leisure 0.6%
Hilton Worldwide Holdings, Inc.	27,800	2,880,914
Household Durables 1.2%
Lennar Corp., Class A	34,600	2,624,756
PulteGroup, Inc.	70,700	3,084,641
Total		5,709,397
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	6,090	19,293,364
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 1.5%
Dollar General Corp.	11,200	2,448,096
Target Corp.	24,100	4,326,673
Total		6,774,769
Specialty Retail 3.0%
Best Buy Co., Inc.	26,500	2,883,200
Home Depot, Inc. (The)	25,200	6,990,732
Lowe’s Companies, Inc.	26,200	4,082,484
Total		13,956,416
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc.	44,700	634,740
Total Consumer Discretionary		52,225,154
Consumer Staples 7.0%
Beverages 0.2%
Coca-Cola Co. (The)	4,100	211,560
Molson Coors Beverage Co., Class B	13,000	598,000
Total		809,560
Food & Staples Retailing 0.9%
Kroger Co. (The)	96,000	3,168,000
Walmart, Inc.	8,300	1,268,157
Total		4,436,157
Food Products 1.0%
General Mills, Inc.	40,600	2,469,292
Kraft Heinz Co. (The)	70,000	2,305,800
Total		4,775,092
Household Products 3.0%
Colgate-Palmolive Co.	46,100	3,948,004
Kimberly-Clark Corp.	13,300	1,852,823
Procter & Gamble Co. (The)	58,600	8,137,782
Total		13,938,609
Tobacco 1.9%
Altria Group, Inc.	101,600	4,046,728
Philip Morris International, Inc.	64,700	4,901,025
Total		8,947,753
Total Consumer Staples		32,907,171
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	18,400	1,604,112
ConocoPhillips Co.	34,000	1,345,040
EOG Resources, Inc.	72,600	3,403,488
Exxon Mobil Corp.	16,700	636,771
HollyFrontier Corp.	116,000	2,713,240
Total		9,702,651
Total Energy		9,702,651
Financials 10.2%
Banks 3.7%
Bank of America Corp.	96,800	2,725,888
Citigroup, Inc.	99,000	5,451,930
Citizens Financial Group, Inc.	110,900	3,621,994
JPMorgan Chase & Co.	42,300	4,986,324
KeyCorp	35,700	551,922
Total		17,338,058
Capital Markets 3.7%
BlackRock, Inc.	7,150	4,993,203
Moody’s Corp.	5,750	1,623,455
Morgan Stanley	78,900	4,878,387
S&P Global, Inc.	7,000	2,462,460
State Street Corp.	26,600	1,874,768
T. Rowe Price Group, Inc.	11,500	1,649,215
Total		17,481,488
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a)	16,400	3,754,124
Insurance 2.0%
Allstate Corp. (The)	32,200	3,295,670
MetLife, Inc.	41,700	1,925,289
Prudential Financial, Inc.	34,600	2,616,452
Unum Group	56,600	1,258,218
Total		9,095,629
Total Financials		47,669,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 2.3%
AbbVie, Inc.	35,100	3,670,758
Alexion Pharmaceuticals, Inc.(a)	15,000	1,831,650
Amgen, Inc.	2,300	510,692
Gilead Sciences, Inc.	14,100	855,447
Regeneron Pharmaceuticals, Inc.(a)	2,300	1,186,869
Vertex Pharmaceuticals, Inc.(a)	11,350	2,584,963
Total		10,640,379
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	55,400	5,995,388
Dentsply Sirona, Inc.	60,700	3,089,023
Hologic, Inc.(a)	40,900	2,827,417
Zimmer Biomet Holdings, Inc.	4,900	730,688
Total		12,642,516
Health Care Providers & Services 2.8%
Anthem, Inc.	1,700	529,584
Cardinal Health, Inc.	8,900	485,851
Cigna Corp.	4,100	857,474
CVS Health Corp.	16,700	1,132,093
HCA Healthcare, Inc.	25,700	3,857,827
Humana, Inc.	5,500	2,202,860
UnitedHealth Group, Inc.	5,350	1,799,419
Universal Health Services, Inc., Class B	17,100	2,232,918
Total		13,098,026
Life Sciences Tools & Services 1.0%
IQVIA Holdings, Inc.(a)	2,500	422,475
Thermo Fisher Scientific, Inc.	9,250	4,301,065
Total		4,723,540
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	50,200	3,132,480
Johnson & Johnson	61,100	8,839,948
Merck & Co., Inc.	76,300	6,133,757
Perrigo Co. PLC	9,700	467,734
Pfizer, Inc.	85,600	3,279,336
Viatris, Inc.(a)	201,121	3,382,855
Total		25,236,110
Total Health Care		66,340,571

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.5%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc.	11,900	2,284,681
Lockheed Martin Corp.	7,150	2,609,750
Total		4,894,431
Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc.	6,000	563,820
Building Products 0.9%
Fortune Brands Home & Security, Inc.	39,800	3,323,300
Masco Corp.	13,400	719,178
Total		4,042,478
Construction & Engineering 0.7%
Quanta Services, Inc.	51,300	3,505,842
Electrical Equipment 0.9%
Eaton Corp. PLC	34,800	4,214,628
Machinery 1.7%
Illinois Tool Works, Inc.	19,500	4,116,255
Parker-Hannifin Corp.	2,300	614,698
Pentair PLC	49,100	2,544,362
Snap-On, Inc.	2,700	474,795
Total		7,750,110
Professional Services 0.8%
Robert Half International, Inc.	56,200	3,606,916
Road & Rail 2.4%
CSX Corp.	48,100	4,331,405
Norfolk Southern Corp.	8,900	2,109,478
Union Pacific Corp.	24,600	5,020,368
Total		11,461,251
Total Industrials		40,039,476
Information Technology 27.4%
Communications Equipment 1.5%
Arista Networks, Inc.(a)	3,300	893,310
Cisco Systems, Inc.	141,700	6,095,934
Total		6,989,244
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.3%
Cognizant Technology Solutions Corp., Class A	11,200	875,056
Leidos Holdings, Inc.	31,300	3,151,910
MasterCard, Inc., Class A	22,750	7,655,602
PayPal Holdings, Inc.(a)	2,200	471,064
VeriSign, Inc.(a)	15,500	3,111,160
Visa, Inc., Class A	22,700	4,774,945
Total		20,039,737
Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	13,900	5,581,962
Intel Corp.	129,500	6,261,325
KLA Corp.	15,900	4,006,323
NVIDIA Corp.	3,750	2,010,225
Qorvo, Inc.(a)	20,500	3,211,940
Total		21,071,775
Software 10.2%
Adobe, Inc.(a)	13,700	6,555,039
Autodesk, Inc.(a)	15,600	4,371,588
Cadence Design Systems, Inc.(a)	3,600	418,680
Citrix Systems, Inc.	3,900	483,288
Fortinet, Inc.(a)	22,600	2,784,998
Intuit, Inc.	13,100	4,611,462
Microsoft Corp.(b)	131,700	28,193,019
Salesforce.com, Inc.(a)	1,700	417,860
Total		47,835,934
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	270,900	32,250,645
Total Information Technology		128,187,335
Materials 2.4%
Chemicals 0.8%
Dow, Inc.	67,700	3,588,777
Containers & Packaging 1.6%
Avery Dennison Corp.	22,800	3,404,952
International Paper Co.	57,300	2,835,204
WestRock Co.	36,100	1,523,781
Total		7,763,937
Total Materials		11,352,714

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	14,900	3,444,880
Equinix, Inc.	5,200	3,628,508
Kimco Realty Corp.	32,700	472,188
Prologis, Inc.	10,000	1,000,500
SBA Communications Corp.	10,550	3,029,749
Weyerhaeuser Co.	29,800	865,392
Total		12,441,217
Total Real Estate		12,441,217
Utilities 2.7%
Electric Utilities 1.3%
Exelon Corp.	69,600	2,858,472
NRG Energy, Inc.	99,000	3,242,250
Total		6,100,722
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	107,200	2,191,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.9%
DTE Energy Co.	7,900	993,899
Sempra Energy	26,600	3,390,968
Total		4,384,867
Total Utilities		12,676,757
Total Common Stocks (Cost $293,695,311)		463,322,696

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(c),(d)	5,818,209	5,817,627
Total Money Market Funds (Cost $5,817,238)		5,817,627
Total Investments in Securities (Cost: $299,512,549)		469,140,323
Other Assets & Liabilities, Net		(401,592)
Net Assets		468,738,731

At November 30, 2020, securities and/or cash totaling $749,245 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	35	12/2020	USD	6,340,600	512,663	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	3,972,793	99,076,315	(97,231,613)	132	5,817,627	(5,373)	19,037	5,818,209
Currency Legend
USD	US Dollar
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT173_02_L01_(01/21)